Subsequent Events	9 Months Ended
Oct. 29, 2011
Subsequent Events

9. Subsequent Events

Subsequent to October 29, 2011, the Borrower made principal payments in the aggregate amount of $10.0 million on the new revolving credit facility, bringing the outstanding principal balance to $25.0 million.